Provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of provisions and other current liabilities
The following table provides details related to Provisions and other current liabilities as of December 31, 2022 and 2021:

($ millions)	Note	2022	2021
Accruals for compensation and benefits including social security		465	489
Accruals for deductions from revenue		386	264
Deferred income		89	108
Taxes other than income taxes		98	93
Restructuring provisions		64	17
Accrued expenses for goods and services received but not invoiced		95	76
Accruals for royalties		12	10
Provisions for litigation and other legal matters	18	206	53
Accrued equity-based payments		12	14
Accrued interest on financial debts		31	19
Other payables		66	58
Total provisions and other current liabilities		1,524	1,201

Disclosure of movement of accruals for deductions from revenue
The following table shows the movement of accruals for deductions from revenue:

($ millions)	2022	2021	2020
January 1	264	217	212
Additions	878	677	540
Impact of business combination	86	—	—
Payments/utilizations	(829)	(619)	(537)
Changes in offset against gross trade receivables	(3)	(5)	(2)
Currency translation effects	(10)	(6)	4
December 31	386	264	217

Disclosure of movement of restructuring provisions	The following table shows the movement of restructuring provisions:

($ millions)	2022	2021	2020
January 1	17	10	28
Additions	72	21	22
Cash payments	(24)	(14)	(40)
Releases	(1)	—	—
December 31	64	17	10